DEFERRED FINANCING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
DEFERRED FINANCING COSTS [Abstract]
Deferred financing costs	$ 650	$ 650
Less: accumulated amortization	650	527
Deferred financing costs, net		123
Amortization expense	$ 123	$ 325	$ 202